CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 57,787	$ (3,746)	$ 55,034	$ (15,921)	$ (23,518)	$ 183,020	$ 37,412
Other comprehensive income (loss)
Unrealized gain on real estate-related securities	1,930	20	2,052	20	1,657	0	0
Reclassification adjustment for realized gain included in income as other income	(648)	0	(648)	0	(510)	0	0
Unrealized (loss) gain on interest rate swaps	(52)	(805)	71	(11,610)	(11,607)	(11,456)	8,210
Amount of loss reclassified from other comprehensive income (loss) into income (loss) as interest expense and other, net	71	3,343	3,203	4,320	12,321	3,475	4,305
Total other comprehensive income (loss)	1,301	2,558	4,678	(7,270)	1,861	(14,931)	3,905
Comprehensive income (loss)	59,088	(1,188)	$ 59,712	$ (23,191)	(21,657)	168,089	41,317
Comprehensive income allocated to noncontrolling interest					0	121	134
Comprehensive (loss) income attributable to the Company	$ 59,088	$ (1,188)			$ (21,657)	$ 167,968	$ 41,183